Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, to be issued under the NeuroOne Medical Technologies Corporation 2021 Inducement Plan
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	0.6110
Maximum Aggregate Offering Price	$ 351,325.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.52
Offering Note	In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued to prevent dilution resulting from stock splits, stock distributions or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to paragraph (h) of Rule 457 under the Securities Act. The proposed maximum offering price per share is based upon the exercise price for the shares of common stock underlying outstanding stock options pursuant to Rule 457(h) under the Securities Act.